Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Comprehensive Income [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Comprehensive (Loss) Income

Comprehensive (loss) income reflects the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive (loss) income represents net income or loss adjusted for net unrealized gains or losses on available for sale securities. Comprehensive (loss) income is as follows:

	Successor Company		Predecessor Company
		For the Period	For the Period
	Year Ended	April 24, 2009 to	January 1, 2009	Year Ended
	December 31, 2010	December 31, 2009	to April 23, 2009	December 31, 2008
Net loss	$(31,257)	$(63,600)	$(18,961)	$(427,563)
Unrealized (loss) gain on marketable securities, net effect of realized gains and income taxes(1)	(111)	111	219	(5,688)
Comprehensive loss	$(31,368)	$(63,489)	$(18,742)	$(433,251)

(1)
During the year ended December 31, 2010, we sold marketable securities for total proceeds of approximately $886 and realized a gain of $98, which is included as a component of other expense (income) in the Consolidated Statement of Operations. During the year ended December 31, 2008, we sold marketable securities for total proceeds of approximately $12,741 and realized a gain of $12,420 included as a component of loss from discontinued operations in the Consolidated Statement of Operations.